Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended									12 Months Ended															12 Months Ended														12 Months Ended
	Mar. 31, 2012	Dec. 31, 2013 instrument	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Dec. 31, 2010	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] entity	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary [Member] entity	Dec. 31, 2013 Consolidated Entities [Member] entity	Dec. 31, 2013 Other entity - non SES project [Member] entity	Dec. 31, 2013 Solar Energy [Member] Installment Method [Member]	Dec. 31, 2012 Solar Energy [Member] Installment Method [Member]	Dec. 31, 2013 Solar Energy [Member] Performance Based Incentives [Member]	Dec. 31, 2012 Solar Energy [Member] Performance Based Incentives [Member]	Dec. 31, 2011 Solar Energy [Member] Performance Based Incentives [Member]	Dec. 31, 2013 Solar Energy [Member] Renewable Energy Credits [Member]	Dec. 31, 2012 Solar Energy [Member] Renewable Energy Credits [Member]	Dec. 31, 2011 Solar Energy [Member] Renewable Energy Credits [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Q-Cells SE [Member]	Dec. 31, 2012 Other Income [Member] Q-Cells SE [Member]	Dec. 31, 2013 Cash Flow Hedging [Member] instrument	Dec. 31, 2012 Scenario, Adjustment [Member]	Dec. 31, 2013 Foreign [Member]	Dec. 31, 2012 Foreign [Member]	Dec. 31, 2013 Product [Member] Solar Energy [Member] Contracts Accounted for under Percentage of Completion [Member]	Dec. 31, 2012 Product [Member] Solar Energy [Member] Contracts Accounted for under Percentage of Completion [Member]	Dec. 31, 2013 Real Estate [Member] Solar Energy [Member] Contracts Accounted for under Percentage of Completion [Member]	Dec. 31, 2012 Real Estate [Member] Solar Energy [Member] Contracts Accounted for under Percentage of Completion [Member]	Dec. 31, 2011 Real Estate [Member] Solar Energy [Member] Contracts Accounted for under Percentage of Completion [Member]	Dec. 31, 2013 2018 Senior Notes [Member]	Dec. 20, 2013 2018 Senior Notes [Member]	Dec. 31, 2012 2018 Senior Notes [Member]	Dec. 31, 2013 2019 Senior Notes [Member]	Dec. 20, 2013 2019 Senior Notes [Member]	Dec. 31, 2012 2019 Senior Notes [Member]	Dec. 31, 2013 2021 Senior Notes [Member]	Dec. 20, 2013 2021 Senior Notes [Member]	Dec. 31, 2012 2021 Senior Notes [Member]	Dec. 31, 2013 Assets Held under Capital Leases [Member]	Dec. 31, 2012 Assets Held under Capital Leases [Member]	Dec. 31, 2011 Assets Held under Capital Leases [Member]
Significant Accounting Policies [Line Items]
Senior Notes																															$ 460.0		$ 0	$ 0	$ 550.0	$ 550.0	$ 408.2		$ 0
Debt Instrument, Interest Rate, Effective Percentage																																			7.75%
Deferred Tax Liabilities, Net		439.6	360.9																				43.7
Prepaid and other current assets		423.4	212.4																				212.2
Stockholders' Equity Attributable to Noncontrolling Interest		109.0	90.8
Variable Interest Entity, Number Of Entities							10	4
Number Of Entities Sold									1	1
Cash and Cash Equivalents, at Carrying Value		573.5	553.8	585.8		707.3																	572.6	327.6	410.7
Restricted Cash and Cash Equivalents, Current		70.1	63.4																				72.4
Allowance for Doubtful Accounts Receivable		5.0	4.4
Provision for Doubtful Accounts		0.7	(0.3)	1.4
Equity Method Investment, Ownership Percentage					8200000.00%														20.00%
Depreciation		206.2	200.6	217.7																																				4.3	4.3	9.7
Interest Costs, Capitalized During Period	19.9	22.3
Allowance for Doubtful Accounts Receivable, Charge-offs		0.1	0.2	4.3
Revenues											22.7	28.5	22.3	31.4	15.1	14.0	17.3	24.3								53.5	25.0	32.5	72.8	54.3
Foreign Currency Transaction Loss, before Tax		8.6	17.8	4.7
Number of Interest Rate Derivatives Held		10																				5
Payments to Acquire Equity Method Investments		67.0	47.8	50.4
Gain on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring																					17.3
Income (Loss) from Equity Method Investments		5.7	(2.3)	(62.8)																14.3
Percentage That Tax Position More Likely Than Not To Be Realized																			50.00%
Shipping, Handling and Transportation Costs		20.8	24.6	22.0
Other Assets, Noncurrent		542.9	513.1																				469.6
Accrued Liabilities, Current		417.5	343.0																				344.2
Other liabilities		251.8	253.8																				208.9
Debt Instrument, Face Amount		$ 3,576.2	$ 2,368.3																													$ 600.0						$ 600.0
Debt Instrument, Interest Rate, Stated Percentage																																2.00%						2.75%